Goodwill and Identifiable Intangible Assets	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Goodwill and Identifiable Intangible Assets.
Goodwill and Identifiable Intangible Assets

Note 6. Goodwill

The following table summarizes the change in goodwill for the six months ended March 31, 2023:

(in thousands)
September 30, 2022	$7,535
Measurement period adjustments	238
Foreign currency translation	43
December 31, 2022	$7,816
March 31, 2023	$7,816

As described in Note 5 Acquisition, the Company continued to refine the initial estimates and assumptions included in the valuation studies necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed in the CubeWerx and Sector 42 acquisition, and the amount of goodwill to be recognized as of the acquisition date. The measurement period adjustment recorded during the six months ended March 31, 2023 resulted from changes in the deferred tax liability and amount of foreign tax expense owed by the Company.

Mariadb Corporation Ab
Goodwill and Identifiable Intangible Assets.
Goodwill and Identifiable Intangible Assets

Note 6. Goodwill and Identifiable Intangible Assets

The following table summarizes the change in goodwill for the year ended September 30, 2022:

(in thousands)
September 30, 2021	$4,649
Goodwill acquired	3,083
Foreign currency translation	(197)
September 30, 2022	$7,535

Intangible assets, net consisted of the following:

	As of September 30, 2022
	Gross		Net
	Carrying	Accumulated	Book
	Value	Amortization	Value

	(in thousands)
Customer relationships	$711	$(240)	$471
Developed technology	780	(289)	491
Website	251	(205)	46
Other intangible assets	150	(38)	112
Total intangible assets	$1,892	$(772)	$1,120

	As of September 30, 2021
	Gross		Net
	Carrying	Accumulated	Book
	Value	Amortization	Value

	(in thousands)
Customer relationships	$590	$(179)	$411
Developed technology	340	(207)	133
Website	251	(153)	98
Other intangible assets	97	(33)	64
Total intangible assets	$1,278	$(572)	$706

The weighted average amortization period as of September 30, 2022 and 2021 of the Company’s intangible assets is 4.91 years and 4.93 years, respectively.

Amortization expense in the accompanying consolidated statements of operations and comprehensive loss consisted of the following:

	Year Ended September 30,
	2022	2021

	(in thousands)
Research and development expenses	$43	$—
Sales and marketing expenses	52	59
General and administrative expenses	129	140
Total amortization expense	$224	$199

As of September 30, 2022, future amortization expense related to the intangible assets is as follows:

Future Intangible Asset
Amortization Expenses
(in thousands)
2023	$310
2024	212
2025	192
2026	162
2027	146
Thereafter	98
Total future amortization expense	$1,120